SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Basis of Presentation and Restricted Cash) (Narrative) (Details)	3 Months Ended	12 Months Ended					3 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($) MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Eastern Europe [Member] MW	Dec. 31, 2014 United Kingdom [Member] MW	Dec. 31, 2014 Convertible Senior Notes due 2018 [Member] USD ($)	Dec. 31, 2011 Convertible Senior Notes due 2018 [Member] USD ($)	Mar. 31, 2015 Subsequent event [Member] USD ($) item	Dec. 31, 2014 Subsequent event [Member] USD ($)	Mar. 31, 2015 Subsequent event [Member] United Kingdom [Member] MW	Mar. 31, 2015 Subsequent event [Member] Trade financing [Member] USD ($)	Mar. 31, 2015 Subsequent event [Member] Short-term bank borrowings [Member] USD ($)
Basis of presentation [Line Items]
Net loss		$ 33,633,793	$ 258,919,494	$ 242,562,132
Operating cash flow		(121,688,959)	118,561,284	(94,731,286)
Excess of current liabilities over current assets	477,261,206	477,261,206
Cash and cash equivalents	99,847,604	99,847,604	86,772,678	93,283,283	245,149,128	379,039,116
Short-term bank borrowings	624,871,434	624,871,434	629,177,762
Current portion of long-term debt	29,803,934	29,803,934
Repurchased price percentage of principal amount		100.00%
Convertible notes payable	94,599,000	94,599,000									62,900,000
Repurchase of debt									17,017,000	88,384,000	31,700,000
Amount of roll-over in short-term loans											233,600,000	233,600,000
Unused lines of credit	106,884,196	106,884,196	117,131,649								106,500,000			57,600,000
Number of banks from which non-binding letters of commitment were received											4
Maximum capacity of letters of commitment	$ 842,670,304	$ 842,670,304	$ 941,702,099								$ 447,600,000			$ 216,600,000	$ 231,000,000
Capacity of power station projects in Mainland China (in MW)	37
Construction and Connection Capacity of Utilities Scale Projects													70.5
Construction and Connection Capacity of Utilities Scale Projects Which Are Sold													13.5
Capacity of power station projects	82						25	57
Restricted cash [Abstract]
Maximum period that restricted cash is held by banks		1 year